Financial debt (Details) kr in Millions, SFr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 CHF (SFr)	Jun. 30, 2018 NOK (kr)	Jun. 30, 2018 USD ($)
Financial debt
Amount of bonds issued			$ 0
USD Bond 1.450%, Issued in 2013, Maturing January 2018
Financial debt
Interest rate (as percent)	1.45%	1.45%	1.45%
Amount of bonds reimbursed			$ 1,000
NOK Bond 2.500%, Issued in 2013, Maturing June 2018
Financial debt
Interest rate (as percent)	2.50%	2.50%	2.50%
Amount of bonds reimbursed | kr		kr 600
USD Bond with Floating Rate Coupon, Issued in 2014, Maturing June 2018
Financial debt
Amount of bonds reimbursed			$ 135
CHF Bond 3.125%, Issued 2006-2008, Maturing June 2018
Financial debt
Interest rate (as percent)	3.125%	3.125%	3.125%
Amount of bonds reimbursed | SFr	SFr 525